Types and Classifications of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional and Fair Values (Detail) (Nondesignated, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
NOTIONAL VALUE	$ 335.6	$ 901.8
ASSET FAIR VALUE	4.5	13.1
LIABILITY FAIR VALUE	3.2	20.9
Credit Default Swap Contracts | Commercial Loans and Loan Commitments
Derivative [Line Items]
NOTIONAL VALUE	60.5	149.5
ASSET FAIR VALUE	0.7
LIABILITY FAIR VALUE	0.1	2.8
Forward Contracts | Loan Commitments
Derivative [Line Items]
NOTIONAL VALUE	0	14.3
ASSET FAIR VALUE	0	0.5
LIABILITY FAIR VALUE	0	0.2
Foreign Exchange Contracts | Net Investments in Non-U.S. Affiliates
Derivative [Line Items]
NOTIONAL VALUE	63.5	61.3
ASSET FAIR VALUE	0.4	0.2
LIABILITY FAIR VALUE	0.2	0.8
Foreign Exchange Contracts | Forecasted Foreign Currency Denominated Transactions
Derivative [Line Items]
NOTIONAL VALUE	127.3	616.1
ASSET FAIR VALUE	2.1	12.3
LIABILITY FAIR VALUE	2.6	16.2
Foreign Exchange Contracts | Commercial Loans
Derivative [Line Items]
NOTIONAL VALUE	84.3	60.6
ASSET FAIR VALUE	1.3	0.1
LIABILITY FAIR VALUE	$ 0.3	$ 0.9